EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of equipment [Table Text Block]
	December 31, 2021
	Cost	Accumulated Amortization	Net Book Value

Exploration equipment	$2,067,077	$1,682,822	$384,255
Vehicles	718,505	502,633	215,872
	$2,785,582	$2,185,455	$600,127
	December 31, 2020
	Cost	Accumulated Amortization	Net Book Value

Exploration equipment	$2,034,869	$1,591,813	$443,056
Vehicles	547,294	419,975	127,319
	$2,582,163	$2,011,788	$570,375
	December 31, 2019
	Cost	Accumulated Amortization	Net Book Value

Exploration equipment	$1,805,789	$1,472,127	$333,662
Vehicles	456,784	384,722	72,062
	$2,262,573	$1,856,849	$405,724